Share based payment arrangements - Options (Details)			12 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2018 EquityInstruments $ / shares
Share based payment arrangements
Options outstanding, beginning balance (in shares)			353,400	279,000
Options granted (in shares)	93,000	279,000		93,000
Options exercised (in shares)			0	0
Options forfeited (in shares)				(18,600)
Options outstanding, ending balance (in shares)			353,400	353,400
Options exercisable (in shares)			0
Weighted average exercise price of options outstanding, beginning balance (in dollars per share) | $ / shares			$ 14.46	$ 13.90
Weighted average exercise price of options granted (in dollars per share) | $ / shares				16.15
Weighted average exercise price of options exercised (in dollars per share) | $ / shares			0.00	0.00
Weighted average exercise price of options forfeited (in dollars per share) | $ / shares				14.46
Weighted average exercise price of options outstanding, ending balance (in dollars per share) | $ / shares			$ 14.46	$ 14.46